BUSINESS COMBINATIONS - Summary of Goodwill Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	$ 104,846	$ 98,926
Additions related to new acquisitions	83,706	6,244
Translation	(14)	(324)
Balance at end of year	$ 188,538	$ 104,846